Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Lubricants	$ 12,071	$ 7,604
Bunkers	15,365	11,741
Total	$ 27,436	$ 19,345